CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Equity Method Investments - Narrative) (Details) (USD $)	12 Months Ended				1 Months Ended	3 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Jun. 30, 2011
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Gain (loss) recognized on initial investment	$ (2,788,000)	[1]	[1]	[1]
ACELAND [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Payments to acquire interest in joint venture					2,100,000
Contribution of equity investment through a shareholder loan						$ 7,100,000
Equity method investment, ownership interest (as a percent)	35.00%
ACELAND [Member] | Wireless City Planning [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Equity method investment, ownership interest (as a percent)	5.82%

[1]	The Company signed the loan agreement to for a total amount of $5.6 million in the fourth quarter of 2012, $4.0 million was drawdown in the fourth quarter of 2012 and the remaining in the first quarter of 2013. The loan bears interest at 20% per annum and originally matured on December 31, 2013, with subsequently extended the maturity date on 50% of the loan, or $2.8 million, to June 30, 2014, and the other half extended to December 31, 2014. In the fourth quarter of 2014, the Company received $0.8 million. The Company has performed an assessment on the need for a valuation reserve and $2.8 million was charged as impairment in other expenses in 2014 as the collection term was due. The management expects to collect the remaining $2.0 million balance in the second quarter of 2015.